Taxation - Schedule of Valuation Allowance Movement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Valuation Allowance Movement [Abstract]
Beginning balance	$ 2,080,534	$ 2,922,233	$ 2,715,479
Additions	364,819		206,754
Reversals		(841,699)
Ending balance	$ 2,445,353	$ 2,080,534	$ 2,922,233